Other receivables and other assets - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended		121 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Receivables And Other Assets [Line Items]
Proceeds from research tax credit	€ 4,493	€ 4,476	€ 35,600
Research tax credit ("CIR")	5,774	4,600	4,600	€ 4,595
Current prepaid expenses related to CRO	1,577	1,347	1,347	€ 1,714
Current advances to suppliers	2,604	3,567	3,567
Kreos & Claret financing, tranche B
Disclosure Of Other Receivables And Other Assets [Line Items]
Reclassification of prepaid expenses to carrying value of debt component	€ 1,546
Deferred financing costs
Disclosure Of Other Receivables And Other Assets [Line Items]
Borrowings		€ 3,152	€ 3,152